Restructuring Charges - Restructuring Cost by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring related costs	$ 12	$ 32	$ 53
HPMS [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring related costs	(1)	2
SP [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring related costs	3	2	4
Manufacturing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring related costs	3	4	23
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring related costs	7	24	27
Divested Home activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring related costs			$ (1)